Supplementary Disclosures on Financial Instruments - Carrying Amount and Fair Value Hierarchy for Each Category/Class of Financial Asset/Liability (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Financial receivables for lease contracts	€ 124
Non-current assets
Non-currentassets	54		€ 69
Current Assets	70		45
Total	4,977		6,773
Current liabilities
Contract Liabilities	931	€ 920
Current liabilities
Hedging derivatives	28,649
Current liabilities
Non-current liabilities	1,740		2,249
Current liabilities	208		181
Total	30,972		32,864
Assets
Financial assets measured at ammortized cost	0		0
Loans and receivables			7,914
Non-currentassets
Receivables from employees	43		47
Other financial receivables			150
Other investments	945
Current Assets
Receivables from employees	14		16
Other short-term financial receivables	2		1
Securities other than investments available for sale			993
Cash and cash equivalents	1,917		3,575	€ 3,964	€ 3,559
Financial assets measured at fair value through other comprehensive income	945
Current Assets
Financial receivables for lease contracts	124
Level 1 [member]
Non-current assets
Total	1,129		996
Level 2 [member]
Non-current assets
Total	1,767		1,797
Current liabilities
Total	1,763		1,994
Level 3 of fair value hierarchy [member]
Non-current assets
Total	30
IAS 17 section finance lease receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial receivables for lease contracts			114
Non-current assets
Non-currentassets			69
Current Assets			45
Total	124		114
Current liabilities
Finance lease liabilities	1,948		2,430
Non-current liabilities	1,740		2,249
Current liabilities	208		181
Total	1,948		2,430
Current Assets
Financial receivables for lease contracts			114
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial receivables for lease contracts	124		114
Non-current assets
Total	8,850		10,849
Liabilities
Financial liabilities measured at ammortized cost	32,123
Financial liabilities measured at ammortized cost			36,023
Current liabilities
Financial liabilities at fair value through profit or loss held for trading			9
Financial liabilities measured at fair value through profit or loss	2
Current liabilities
Finance lease liabilities	3,359		3,604
Total	37,245		41,621
Assets
Financial assets measured at ammortized cost	5,800
Current Assets
Available-for-sale financial assets			1,044
Financial assets at fair value through profit or loss held for trading			22
Financial assets measured at fair value through other comprehensive income	994
Current Assets
Financial assets measured at fair value through profit or loss	200
Current Assets
Financial receivables for lease contracts	124		114
Financial assets at fair value through equity category [member]
Non-current assets
Total	2,653		2,729
Current Assets
Available-for-sale financial assets			28
Financial assets at fair value through profit or loss, category [member]
Non-current assets
Total	273		64
Current Assets
Available-for-sale financial assets			1,016
Financial assets at fair value through profit or loss held for trading			22
Financial assets measured at fair value through other comprehensive income	994
Current Assets
Financial assets measured at fair value through profit or loss	200
Financial liabilities at amortised cost, category [member]
Liabilities
Financial liabilities measured at ammortized cost	32,064
Financial liabilities measured at ammortized cost			33,355
Non-current liabilities
Financial payables	21,894		23,940
Current liabilities
Financial payables	5,367		4,500
Trade and miscellaneous payables and other current liabilities	4,610		4,915
Contract Liabilities	193
Current liabilities
Total	32,064		33,355
Financial liabilities at fair value through equity category [member]
Current liabilities
Total	1,761		1,966
Financial liabilities at fair value through profit or loss, category [member]
Current liabilities
Financial liabilities at fair value through profit or loss held for trading			9
Financial liabilities measured at fair value through profit or loss	2
Current liabilities
Total	2		28
Non-hedging derivatives [member]
Non-current liabilities
Non-hedging derivatives	2		5
Current liabilities
Non-hedging derivatives			4
Non-hedging derivatives [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Non-hedging derivatives			15
Hedging derivatives	12
Hedging derivatives	7
Non-hedging derivatives			7
Non-current liabilities
Non-current liabilities	2
Non-hedging derivatives			5
Current liabilities
Non-hedging derivatives			4
Non-hedging derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-hedging derivatives			15
Hedging derivatives	12
Hedging derivatives	7
Non-hedging derivatives			7
Non-hedging derivatives [member] | Financial liabilities at fair value through profit or loss, category [member]
Non-current liabilities
Non-current liabilities	2
Non-hedging derivatives			5
Current liabilities
Non-hedging derivatives			4
Hedging derivatives [member]
Non-current liabilities
Hedging derivatives	1,423		1,914
Current liabilities
Hedging derivatives	338		71
Hedging derivatives [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	242
Hedging derivatives	1,490
Non-current liabilities
Hedging derivatives	1,423		1,914
Current liabilities
Hedging derivatives	338		71
Non-current assets
Hedging derivatives			1,495
Current Assets
Hedging derivatives			260
Hedging derivatives [member] | Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	1,732		1,755
Current liabilities
Hedging derivatives	1,761		1,985
Hedging derivatives [member] | Financial assets at fair value through equity category [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	1,659		1,713
Hedging derivatives	221
Hedging derivatives	1,438
Non-current assets
Hedging derivatives			1,474
Current Assets
Hedging derivatives			239
Hedging derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	73		42
Hedging derivatives	21
Hedging derivatives	52
Non-current assets
Hedging derivatives			21
Current Assets
Hedging derivatives			21
Hedging derivatives [member] | Financial liabilities at fair value through equity category [member]
Current liabilities
Hedging derivatives	1,761		1,966
Non-current liabilities
Hedging derivatives	1,423		1,895
Current liabilities
Hedging derivatives	338		71
Hedging derivatives [member] | Financial liabilities at fair value through profit or loss, category [member]
Current liabilities
Hedging derivatives			19
Non-current liabilities
Hedging derivatives			19
Other Investments1 [member] | Level 1 [member]
Non-currentassets
Other investments			3
Non-current assets
Non-current assets	3
Other Investments1 [member] | Level 2 [member]
Non-currentassets
Other investments			20
Non-current assets
Non-current assets	16
Other Investments1 [member] | Level 3 of fair value hierarchy [member]
Non-current assets
Non-current assets	30
Other Investments1 [member] | Financial assets at fair value through equity category [member]
Non-currentassets
Other investments			28
Other Investments1 [member] | Financial assets at fair value through profit or loss, category [member]
Non-currentassets
Other investments			23
Non-current assets
Non-current assets	49
Securities other than investments [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	181
Current Assets
Securities other than investments available for sale			993
Current Assets
Securities other than investments	945
Securities other than investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	181
Current Assets
Securities other than investments available for sale			993
Current Assets
Securities other than investments	945
Financial assets at amortized cost, class [member]
Non-current assets
Total			7,913
Financial asset cost [member]
Non-current assets
Total			29
Assets
Loans and receivables			1
Non-currentassets
Miscellaneous receivables ( non-current)			1
Financial assets at amortized cost, category [member]
Non-current assets
Total	5,800
Assets
Financial assets measured at ammortized cost	5,800
Loans and receivables			7,913
Non-currentassets
Receivables from employees	43		47
Other financial receivables			150
Miscellaneous receivables ( non-current)	326		370
Current Assets
Receivables from employees	14		16
Other short-term financial receivables	2		101
Cash and cash equivalents	1,917		3,575
Trade receivables	3,327		3,500
Other receivables (current)	125		154
Contract Assets	46
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives		260	260
Financial receivables for lease contracts	124	114	114
Non-current assets
Non-currentassets	54	69	69
Current Assets	70	45	45
Total	8,850	10,737	10,849
Liabilities
Financial liabilities measured at ammortized cost	32,064
Financial liabilities measured at ammortized cost		33,389	33,355
Non-current liabilities
Financial payables	21,894	23,940	23,940
Current liabilities
Financial payables	5,367	4,500	4,500
Trade and miscellaneous payables and other current liabilities	4,610	4,915	4,915
Contract Liabilities	193	34
Financial liabilities at fair value through profit or loss held for trading			9
Financial liabilities measured at fair value through profit or loss	2	9	9
Current liabilities
Finance lease liabilities	1,948	2,430	2,430
Non-current liabilities	1,740	2,249	2,249
Current liabilities	208	181	181
Total	35,775	37,813	37,779
Assets
Financial assets measured at ammortized cost	5,800	7,802	7,914
Loans and receivables			7,914
Non-currentassets
Receivables from employees	43	47	47
Other financial receivables		150	150
Miscellaneous receivables ( non-current)	326	371	371
Current Assets
Receivables from employees	14	16	16
Available-for-sale financial assets			1,044
Other short-term financial receivables	2	101	101
Cash and cash equivalents	1,917	3,575	3,575
Financial assets at fair value through profit or loss held for trading			22
Trade receivables	3,327	3,353	3,500
Other receivables (current)	125	154	154
Contract Assets	46	35
Financial assets measured at fair value through other comprehensive income	994	1,044	1,044
Current Assets
Financial assets measured at fair value through profit or loss	200	22	22
Current Assets
Financial receivables for lease contracts	124	114	114
Gross carrying amount [member] | Non-hedging derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Non-hedging derivatives			15
Hedging derivatives	12	15	15
Hedging derivatives	7	7	7
Non-hedging derivatives			7
Non-current liabilities
Non-current liabilities	2	5	5
Non-hedging derivatives			5
Current liabilities
Current liabilities		4	4
Non-hedging derivatives			4
Gross carrying amount [member] | Hedging derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	1,732		1,755
Hedging derivatives	242	1,755	1,755
Hedging derivatives	1,490	1,495	1,495
Current liabilities
Hedging derivatives	1,761	1,985	1,985
Non-current liabilities
Hedging derivatives	1,423	1,914	1,914
Current liabilities
Hedging derivatives	338	71	71
Non-current assets
Hedging derivatives			1,495
Current Assets
Hedging derivatives			260
Gross carrying amount [member] | Other Investments1 [member]
Non-currentassets
Other investments			51
Non-current assets
Non-current assets	49	51	51
Gross carrying amount [member] | Securities other than investments [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	181
Current Assets
Securities other than investments available for sale			993
Current Assets
Securities other than investments	€ 945	€ 993	€ 993